Convertible Loan (Details)		12 Months Ended
	Sep. 29, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Unsecured Convertible Loan [Line Items]
Proceeds from issue of convertible loan			$ 39,130
Conversion to common shares	$ 1,000,034
September 7, 2016 [Member]
Unsecured Convertible Loan [Line Items]
Balance, beginning		243,676
Proceeds from issue of convertible loan			300,000
Amount allocated to equity on issue of convertible loan			(39,130)
Convertible loan issue costs			(43,102)
Debt issue costs			25,908
Interest accretion expense		47,763		$ 25,908
Conversion to common shares		(291,439)
Balance, ending			243,676
July 31, 2017 [Member]
Unsecured Convertible Loan [Line Items]
Balance, beginning
Proceeds from issue of convertible loan		1,000,034
Amount allocated to equity on issue of convertible loan		(130,439)
Debt issue costs		(86,958)
Interest accretion expense		21,799
Finder's fee accretion		14,533
Conversion to common shares		(818,969)
Balance, ending
October 17, 2017 [Member]
Unsecured Convertible Loan [Line Items]
Balance, beginning
Proceeds from issue of convertible loan		1,441,191
Amount allocated to fair value of conversion feature		(708,319)
Amount allocated to fair value of warrants		(732,772)
Conversion to common shares		(100)
Balance, ending